Employee Stock Purchase Plans (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Purchase Plan [Abstract]
Purchase Price (% of Market Price on Purchase Date)	95.00%
Maximum Employee Subscription Rate (% of Gross Wages)	10.00%
Stock Issued During Period, Employee Stock Purchase Plans (in shares)	151,000	139,000	127,000